CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Statement of cash flows [abstract]
OPERATING ACTIVITIES	$ (581)	¥ (4,166)	¥ (11,846)
INVESTING ACTIVITIES
Purchase of property, plant and equipment			(4)
Expenditures on mine development
Net cash flows used in investing activities			(4)
FINANCING ACTIVITIES
Proceeds from issuance of shares			20,429
Repayments of bank loans
Advances from related companies	554	3,970	60
Repayments to the Shareholder	(257)	(1,840)	(4,653)
Payment of principal portion of lease liabilities
Payment of interest expenses of lease liabilities
Interest paid
Net cash flows from financing activities	297	2,130	15,836
NET INCREASE IN CASH AND CASH EQUIVALENTS	(284)	(2,036)	3,986
NET FOREIGN EXCHANGE DIFFERENCE	(45)	(319)	40
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	430	3,082	4,753
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 101	¥ 727	¥ 8,779